Shareholder Report, Holdings (Details) - Clockwise U.S. Core Equity ETF [Member]	Aug. 31, 2026
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Space Exploration Technologies Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Elanco Animal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%